Equity (Details) - Schedule of Movements in Common Shares - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Movements in Common Shares [Abstract]
Balance	34,154,062	34,154,062	30,000
Balance	$ 341,541	$ 341,541	$ 3,000
Shares split from $ 0.10 to $ 0.01			300,000
Shares split from $ 0.10 to $ 0.01			$ 300,000
Shares issued			33,854,062
Shares issued			$ 338,541
Balance	37,576,449	34,154,062	34,154,062
Balance	$ 375,764	$ 341,541	$ 341,541
Issued during the year	3,000,895
Issued during the year	$ 30,008
Share warrants exercised	421,492
Share warrants exercised	$ 4,215